Income Taxes - Summary of Effective Income Tax Rates (Details) (10-K)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Statutory federal rate	(21.00%)	(21.00%)
State income tax rate, net of federal benefit	(7.20%)	(7.20%)
Permanent differences, including stock based compensation and beneficial conversion interest expense	28.90%	29.00%
Change in valuation allowance	(0.70%)	(0.80%)
Effective tax rate	0.00%	0.00%